PROPERTY, PLANT AND EQUIPMENT, NET (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Land use right	$ 10,658	$ 10,558
Software	108	97
Intangible assets	10,766	10,655
Less: accumulated amortization	(786)	(657)
Less: accumulated Translation Adjustments	(114)	(231)
Intangible assets, net	$ 9,866	$ 9,767